Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries

These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All subsidiaries have a reporting date of March 31. The Company’s primary subsidiaries are as follows:

		2019	2018
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya Consulting SAS	France	100%	100%
Pro2p Services Conseils Inc.	Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	-
Alithya Financial Solutions, Inc.	Delaware, USA	100%	-
Alithya Ranzal LLC	Delaware, USA	100%	-
Alithya Zero2Ten, Inc.	Delaware, USA	100%	-
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	-
Zero2Ten EMEA Limited	United Kingdom	100%	-
Alithya Solutions Canada Inc.	Canada	100%	-

Summary of Depreciation Method of Property and Equipment

Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2019				March 31, 2018
	Furniture, fixtures & equipment	Computer equipment	Leasehold impro- vements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold impro- vements	Total
	$	$	$	$	$	$		$
Cost	1,234	2,062	1,262	4,558	1,000	1,707	952	3,659
Additions	196	227	584	1,007	68	316	79	463
Acquisitions	16	494	-	510	184	138	236	558
Disposals / retirements	(10)	(13)	-	(23)	(27)	(99)	(6)	(132)
Foreign currency translation adjustment	(1)	30	(2)	27	9	-	1	10
Subtotal	1,435	2,800	1,844	6,079	1,234	2,062	1,262	4,558
Accumulated depreciation	690	1,435	612	2,737	482	1,153	297	1,932
Depreciation expense	179	409	392	980	201	360	309	870
Disposals / retirements	(5)	2	-	(3)	(6)	(93)	-	(99)
Foreign currency translation adjustment	2	28	(4)	26	13	15	6	34
Subtotal	866	1,874	1,000	3,740	690	1,435	612	2,737
Net carrying amount	569	926	844	2,339	544	627	650	1,821

Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows
	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2019					March 31, 2018
	Customer relationships	Software	Tradenames	Non- compete agreements	Total	Customer relationships	Software	Total
	$	$	$	$	$	$	$	$
Cost	28,348	1,256	-	-	29,604	22,708	190	22,898
Additions, purchased	425	1	-	-	426	-	65	65
Additions through business acquisitions	26,701	-	12,398	311	39,410	5,640	18	5,658
Additions, internally generated	-	98	-	-	98	-	896	896
Foreign currency translation adjustment	349	-	206	5	560	-	87	87
Subtotal	55,823	1,355	12,604	316	70,098	28,348	1,256	29,604
Accumulated amortization	14,203	252	-	-	14,455	8,598	133	8,731
Amortization expense	7,634	392	-	66	8,092	5,605	119	5,724
Subtotal	21,837	644	-	66	22,547	14,203	252	14,455
Net carrying amount	33,986	711	12,604	250	47,551	14,145	1,004	15,149

Summary of Companies Interim Condensed Consolidated Financial Statements

The following table summarizes the impact of adopting IFRS 15 on the Group’s consolidated financial statements for the years ended March 31, 2018 and 2017. There was no impact on the Group’s consolidated statements of financial position as at March 31, 2018 and the consolidated statements of cash flows and comprehensive loss for the years ended March 31, 2018 and 2017 nor on the Group’s net loss.

Year ended March 31, 2018
	Previously reported	Adjustments	Balance with adoption of IFRS 15
	$	$	$
Revenues	206,666	47,376	159,290
Cost of revenues	(171,973)	(47,376)	(124,597)

Year ended March 31, 2017
	Previously reported	Adjustments	Balance with adoption of IFRS 15
	$	$	$
Revenues	151,932	36,114	115,818
Cost of revenues	(129,013)	(36,114)	(92,899)

Summary of Classification and Measurement of Financial Instruments

The following table summarizes the classification and measurement of the Group’s consolidated financial instruments accounted as under IFRS 9 – Financial Instruments as compared to the Group’s previous policy in accordance with IAS 39 – Financial Instruments: Recognition and Measurement.

	IAS 39 – March 31, 2018	IFRS 9 – April 1, 2018
Assets
Cash	Loans and receivables	Amortized cost
Short-term deposits	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Accounts receivable and other receivables	Loans and receivables	Amortized cost
Liabilities
Accounts payable and accrued liabilities, excluding accrued compensation, consumption taxes payable and provisions	Amortized cost	Amortized cost
Line of credit	Amortized cost	Amortized cost
Long-term debt	Amortized cost	Amortized cost